Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					35.00%
Current
Federal					$ 253	$ 0	$ 0
State					183	0	0
Total current					436	0	0
Deferred
Federal					0	0	0
State					0	0	0
Total deferred					0	0	0
Total income tax expense	$ 436	$ 0	$ 0	$ 0	436	0	0
Deferred income tax assets:
Tax over book basis of land inventory	15,338				15,338	15,085
Unrecoverable land development costs	5,321				5,321	6,222
Executive incentive compensation	2,112				2,112	1,338
Net operating loss carryforward	56,768				56,768	61,128
Impairment charges	53,103				53,103	55,529
Other	4,745				4,745	4,061
Total deferred income tax assets	137,387				137,387	143,363
Valuation allowance for deferred tax assets	(124,525)				(124,525)	(129,862)
Net deferred income tax assets	12,862				12,862	13,501
Deferred Tax Liabilities, Other	(3,139)				(3,139)	(3,412)
Deferred income tax liabilities:
Book over tax income recognized on sale of the Ocala Property	(7,094)				(7,094)	(7,751)
Tax over book on 4.50% Convertible Notes	(857)				(857)	(960)
Book over tax basis of depreciable assets	(1,772)				(1,772)	(1,378)
Total deferred income tax liabilities	(12,862)				(12,862)	(13,501)
Net deferred income tax liabilities	0				0	0
Effective income tax rate reconciliation
Income tax (benefit) expense computed at statutory rate					4,320	(522)	(3,317)
State income tax (benefit) expense, net of federal benefit					1,452	823	(385)
Change in valuation allowance on deferred tax assets					(5,336)	(370)	3,699
Other					0	69	$ 3
Increase in deferred tax asset valuation allowance					5,300	$ 400
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforwards	132,700				132,700
State [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 283,200				$ 283,200
Maximum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward period of use					20 years
Maximum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward period of use					20 years
Minimum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforward period of use					5 years